Significant Customer Information and Segment Reporting - Revenue and Percentage of Revenue by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 16,900	$ 31,758	$ 31,375	$ 32,055	$ 30,760	$ 35,443	$ 35,420	$ 34,056	$ 31,672	$ 62,167	$ 94,190	$ 125,948	$ 136,591	$ 191,677
Percentage of revenue	100.00%		100.00%							100.00%	100.00%	100.00%	100.00%	100.00%
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	5,473		8,305							15,809	19,751
Percentage of revenue	33.00%		26.00%							26.00%	21.00%
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	3,509		4,666							11,419	19,251	23,788	28,560	29,833
Percentage of revenue	21.00%		15.00%							18.00%	20.00%	19.00%	21.00%	16.00%
Tunisia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue												25,461	27,006	29,003
Percentage of revenue												20.00%	20.00%	15.00%
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,044		5,903							11,248	15,026	22,708	16,073	19,101
Percentage of revenue	12.00%		19.00%							18.00%	16.00%	18.00%	12.00%	10.00%
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,038		1,555							5,893	5,192
Percentage of revenue	12.00%		5.00%							10.00%	6.00%
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	1,659		1,646							5,624	4,663
Percentage of revenue	10.00%		5.00%							9.00%	5.00%
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	1,072		3,896							3,870	11,628	15,536	15,514	27,516
Percentage of revenue	6.00%		12.00%							6.00%	12.00%	12.00%	11.00%	14.00%
Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	171		3,626							1,268	13,983	17,548	13,847	26,145
Percentage of revenue	1.00%		12.00%							2.00%	15.00%	14.00%	10.00%	14.00%
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	748		64							1,418	541	1,274	2,484	4,575
Percentage of revenue	4.00%									2.00%	1.00%	1.00%	2.00%	2.00%
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 186		$ 1,714							$ 5,618	$ 4,155	$ 19,633	$ 33,108	$ 55,504
Percentage of revenue	1.00%		6.00%							9.00%	4.00%	16.00%	24.00%	29.00%